Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities consist of the following (in thousands):
	September 30, 2024	December 31, 2023
Accounts payable	$839	$2,501
Accrued contract settlement, current portion	333	—
Accrued compensation and benefits	33	153
Other accrued liabilities	465	717
Total accounts payable and accrued liabilities	$1,670	$3,371
Accounts payable and accrued liabilities consist of the following (in thousands):
	As of December 31,
	2023	2022
Accounts payable	$2,501	$1,523
Accrued compensation and benefits	153	234
Other accrued liabilities	717	1,462
Total accounts payable and accrued liabilities	$3,371	$3,219